Capital Management and Solvency - Summary of Equity Compares to Solvency II Own Funds (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of capital management and solvency [line items]
Shareholders' Equity	€ 19,225	€ 20,288
Group Equity	22,567	24,102	€ 24,341	€ 26,250
DNB Bank ASA [member]
Disclosure of capital management and solvency [line items]
Shareholders' Equity	19,225	20,288
IFRS adjustments for Other Equity instruments and non controlling interests	3,342	3,813
Group Equity	22,567	24,102
Solvency II revaluations & reclassifications	(6,618)	(10,169)
Transferability restrictions	(1,884)	(1,758)
Excess of Assets over Liabilities	14,065	12,174
Availability adjustments	4,326	4,147
Fungibility adjustments	(789)	(693)
Available own funds	€ 17,602	€ 15,628